Document and Entity Information	Dec. 04, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 04, 2023
Entity Registrant Name	CERES CLASSIC L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-25603
Entity Tax Identification Number	13-4018068
Entity Address Address Line 1	c/o Ceres Managed Futures LLC
Entity Address Address Line 2	1585 Broadway, 29th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	855
Local Phone Number	672-4468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001066656
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	c/o Ceres Managed Futures LLC
Entity Address Address Line 2	522 Fifth Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036